                                  1998 ANNUAL

                                     REPORT
                                  ...........


                                     KEMPER
                                     SELECT

                        Variable Universal Life Policies

                                     ------

                    Kemper Investors Life Insurance Company

                                     ------

                           Variable Separate Account

PERIOD ENDED DECEMBER 31, 1998                                     [KEMPER LOGO]

REPORT OF INDEPENDENT ACCOUNTANTS

THE BOARD OF DIRECTORS OF
KEMPER INVESTORS LIFE INSURANCE COMPANY AND POLICY OWNERS
OF VARIABLE SEPARATE ACCOUNT

  In our opinion, the accompanying combined statements of assets and liabilities and policy owners' equity and the related combined statements of operations and combined statements of changes in policy owners' equity present fairly, in all material respects, the financial position of Kemper Investors Life Insurance Company Variable Separate Account (the "Company") at December 31, 1998 and the combined results of its operations for the year then ended and the combined changes in its policy owners' equity for the years ended December 31, 1998 and 1997 in conformity with generally accepted accounting principles. These financial statements are the responsibility of the Company's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management and evaluations of the overall financial statement presentation. Our procedures included confirmation of portfolio shares owned at December 31, 1998 by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion expressed above.


PricewaterhouseCoopers L.L.P.

February 19, 1999

COMBINED FINANCIAL STATEMENTS

KEMPER INVESTORS LIFE INSURANCE COMPANY
VARIABLE SEPARATE ACCOUNT

COMBINED STATEMENT OF ASSETS AND LIABILITIES
AND POLICY OWNERS' EQUITY
December 31, 1998

(IN THOUSANDS)

                                                MONEY        TOTAL                                GOVERNMENT
                                                MARKET       RETURN     HIGH YIELD     GROWTH     SECURITIES
                                   COMBINED   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT
------------------------------------------------------------------------------------------------------------
 ASSETS
------------------------------------------------------------------------------------------------------------
Investment, at current value       $13,863         981       3,681        1,333        3,472        4,396
Dividend and other receivables           4           3          --           --            1           --
------------------------------------------------------------------------------------------------------------
    TOTAL ASSETS                    13,867         984       3,681        1,333        3,473        4,396
------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------
 LIABILITIES AND POLICY OWNERS' EQUITY
------------------------------------------------------------------------------------------------------------
Liabilities:
  Mortality and expense risk
    charges                              9           1           2            1            2            3
  Other                                 17          17          --           --           --           --
------------------------------------------------------------------------------------------------------------
    TOTAL LIABILITIES                   26          18           2            1            2            3
------------------------------------------------------------------------------------------------------------
Policy owners' equity              $13,841         966       3,679        1,332        3,471        4,393
------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------
 ANALYSIS OF POLICY OWNERS' EQUITY
------------------------------------------------------------------------------------------------------------
Excess of proceeds from units sold
  over payments for units redeemed $ 4,838         348         948          318        1,346        1,878
Accumulated net investment income    6,492         618       1,698          903        1,406        1,867
Accumulated net realized gain on
  sales of investments               1,779          --         816           66          319          578
Unrealized appreciation of
  investments                          732          --         217           45          400           70
------------------------------------------------------------------------------------------------------------
    Policy owners' equity          $13,841         966       3,679        1,332        3,471        4,393
------------------------------------------------------------------------------------------------------------

See accompanying notes to combined financial statements.

COMBINED FINANCIAL STATEMENTS

KEMPER INVESTORS LIFE INSURANCE COMPANY
VARIABLE SEPARATE ACCOUNT

COMBINED STATEMENT OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 1998
(IN THOUSANDS)

                                           MONEY        TOTAL                                GOVERNMENT
                                           MARKET       RETURN     HIGH YIELD     GROWTH     SECURITIES
                              COMBINED   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT
-------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------
Dividend and capital gain
  distributions                $1,392        72          505           84           458          273
-------------------------------------------------------------------------------------------------------
Mortality and expense risk
  charges                         103         6           16           13            27           41
-------------------------------------------------------------------------------------------------------
Net investment income           1,289        66          489           71           431          232
-------------------------------------------------------------------------------------------------------
Net realized and unrealized
  gain (loss) on investments:
  Net realized gain (loss) on
  sales of investments           (113)       --          (67)         (42)         (288)         284
  Change in unrealized
  appreciation (depreciation)
  of investments                  (30)       --           (1)         (10)          234         (253)
-------------------------------------------------------------------------------------------------------
    Net realized and
      unrealized gain (loss)
      on investments             (143)       --          (68)         (52)          (54)          31
-------------------------------------------------------------------------------------------------------
NET INCREASE IN POLICY
  OWNERS' EQUITY RESULTING
  FROM OPERATIONS              $1,146        66          421           19           377          263
-------------------------------------------------------------------------------------------------------

See accompanying notes to combined financial statements.

COMBINED FINANCIAL STATEMENTS

KEMPER INVESTORS LIFE INSURANCE COMPANY
VARIABLE SEPARATE ACCOUNT

COMBINED STATEMENTS OF CHANGES IN POLICY OWNERS' EQUITY
For the years ended December 31, 1998 and 1997
(IN THOUSANDS)

                                                                                            MONEY MARKET
                                                                    COMBINED                 SUBACCOUNT
                                                              --------------------       -------------------
                                                               1998          1997         1998         1997
------------------------------------------------------------------------------------------------------------
 OPERATIONS
------------------------------------------------------------------------------------------------------------
  Net investment income                                       $ 1,289        1,290           66           34
  Net realized gain (loss) on sales of investments               (113)         531           --           --
  Change in unrealized appreciation (depreciation) of
  investments                                                     (30)        (312)          --           --
------------------------------------------------------------------------------------------------------------
    Net increase in policy owners' equity resulting from
    operations                                                  1,146        1,509           66           34
------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------
 ACCOUNT UNIT TRANSACTIONS
------------------------------------------------------------------------------------------------------------
  Proceeds from units sold                                      6,365        3,138        5,791        2,965
  Net transfers (to) from affiliate or subaccounts             (2,005)        (707)      (2,163)      (1,059)
  Payments for units redeemed                                  (5,039)      (2,547)      (3,694)      (2,011)
------------------------------------------------------------------------------------------------------------
    Net increase (decrease) in policy owners' equity from
      account unit transactions                                  (679)        (116)         (66)        (105)
------------------------------------------------------------------------------------------------------------
      Total increase (decrease) in policy owners' equity          467        1,393           --          (71)
------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------
 POLICY OWNERS' EQUITY
------------------------------------------------------------------------------------------------------------
  Beginning of period                                          13,374       11,981          966        1,037
------------------------------------------------------------------------------------------------------------
  End of period                                               $13,841       13,374          966          966
------------------------------------------------------------------------------------------------------------

See accompanying notes to combined financial statements.

COMBINED FINANCIAL STATEMENTS

  TOTAL RETURN       HIGH YIELD                              GOVERNMENT
   SUBACCOUNT        SUBACCOUNT     GROWTH SUBACCOUNT   SECURITIES SUBACCOUNT
-----------------   -------------   -----------------   ---------------------
 1998       1997    1998    1997     1998      1997       1998        1997
   489        390      71      87      431       496        232         283
   (67)       426     (42)     96     (288)      (10)       284          19
    (1)      (281)    (10)    (27)     234       (21)      (253)         17
-----------------------------------------------------------------------------
   421        535      19     156      377       465        263         319
-----------------------------------------------------------------------------
    63         27      86      22      393        92         32          32
   638       (400)   (502)    298      421       (38)      (399)        492
  (479)      (217)   (205)    (50)    (461)     (138)      (200)       (131)
-----------------------------------------------------------------------------
   222       (590)   (621)    270      353       (84)      (567)        393
-----------------------------------------------------------------------------
   643        (55)   (602)    426      730       381       (304)        712
-----------------------------------------------------------------------------
 3,036      3,091   1,934   1,508    2,741     2,360      4,697       3,985
-----------------------------------------------------------------------------
 3,679      3,036   1,332   1,934    3,471     2,741      4,393       4,697
-----------------------------------------------------------------------------

NOTES TO COMBINED FINANCIAL STATEMENTS

KEMPER INVESTORS LIFE INSURANCE COMPANY
VARIABLE SEPARATE ACCOUNT
--------------------------------------------------------------------------------

1    GENERAL INFORMATION
     AND SIGNIFICANT
     ACCOUNTING POLICIES     ORGANIZATION. Kemper Investors Life Insurance
                             Company Variable Separate Account (the "Separate
                             Account") is a unit investment trust registered under the Investment Company Act of 1940, as amended, established by Kemper Investors Life
                             Insurance Company ("KILICO"). KILICO is a wholly-owned subsidiary of Zurich Financial
                             Services ("ZFS"). ZFS was formed with the September
                             7, 1998 merger of the Zurich Group with the financial services business of B.A.T. Industries.
                             ZFS is owned by Zurich Allied AG and Allied Zurich p.l.c., fifty-seven percent and forty-three percent, respectively. Zurich Allied AG, representing the financial interest of the former
                             Zurich Group, is listed on the Swiss Market Index
                             (SMI) replacing Zurich. Allied Zurich p.l.c., representing the financial interest of the financial services business of B.A.T. Industries, is included in the FTSE-100 Share Index in London.

                             The Separate Account is used to fund policies ("Policy") for Select variable universal life policies and Power V flexible premium variable universal life policies. The Separate Account is divided into five subaccounts and each subaccount invests exclusively in the shares of a corresponding portfolio of the Investors Fund Series (the "Fund"), an open-end diversified management investment company. The Fund has added additional subaccounts, which are not reflected in the accompanying financial statements, and which are not available investment options to Select Policy Owners of the Separate Account. The Power V Policy Owners also have additional subaccounts which invest exclusively in the shares of another fund, which are not reflected in the accompanying financial statements.

                             ESTIMATES. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that could affect the reported amounts of assets and liabilities as well as the disclosure of contingent amounts at the date of the financial statements. As a result, actual results reported as income and expenses could differ from the estimates reported in the accompanying financial statements.

                             SECURITY VALUATION. The investments are stated at current value which is based on the closing bid price, net asset value, at December 31, 1998.

                             SECURITY TRANSACTIONS AND INVESTMENT INCOME.
                             Security transactions are accounted for on the trade date (the date the order to buy or sell is executed). Dividends and capital gains distributions are recorded as income on the ex-dividend date. Realized gains and losses from security transactions are reported on a first in, first out ("FIFO") cost basis.

                             ACCOUNT UNIT TRANSACTIONS. Proceeds from a Policy are automatically allocated to the Money Market subaccount on the trade date for a 15 day period. At the end of this period, the Separate Account value (cash value) may be allocated to other subaccounts as designated by the owner of the Policy.

                             ACCUMULATION UNIT VALUATION. On each day the New York Stock Exchange (the "Exchange") is open for trading, the accumulation unit value is determined as of the earlier of 3:00 p.m. (Chicago time) or the close of the Exchange by dividing the total value of each subaccount's investments and other assets, less

NOTES TO COMBINED FINANCIAL STATEMENTS

                             liabilities, by the number of accumulation units outstanding in the respective subaccount.

                             FEDERAL INCOME TAXES. The operations of the
                             Separate Account are included in the Federal income tax return of KILICO. Under existing Federal income tax law, investment income and realized capital gains and losses of the Separate Account increase liabilities under the policy and are, therefore, not taxed. Thus the Separate Account may realize net investment income and capital gains and losses without Federal income tax consequences.

--------------------------------------------------------------------------------

2    SUMMARY
     OF INVESTMENTS          Investments, at cost, at December 31, 1998, are as
                             follows (in thousands):

                                                                                   SHARES
                                                                                   OWNED      COST
                             -----------------------------------------------------------------------
                             Investors Fund Series Money Market Subaccount           981     $   981
                             Investors Fund Series Total Return Subaccount         1,347       3,464
                             Investors Fund Series High Yield Subaccount           1,088       1,288
                             Investors Fund Series Growth Subaccount               1,175       3,072
                             Investors Fund Series Government Securities
                             Subaccount                                            3,639       4,326
                             -----------------------------------------------------------------------
                             TOTAL INVESTMENTS                                               $13,131
                             -----------------------------------------------------------------------

                             The underlying investments are summarized below.

                             MONEY MARKET SUBACCOUNT: This subaccount invests primarily in short-term obligations of major banks and corporations.

                             TOTAL RETURN SUBACCOUNT: This subaccount's investments will normally consist of fixed-income and equity securities. Fixed-income securities will include bonds and other debt securities and preferred stocks. Equity investments normally will consist of common stocks and securities convertible into or exchangeable for common stocks, however, the subaccount may also make private placement investments (which are normally restricted securities).

                             HIGH YIELD SUBACCOUNT: This subaccount invests in fixed-income securities, a substantial portion of which are high yielding fixed-income securities. These securities ordinarily will be in the lower rating categories of recognized rating agencies or will be non-rated, and generally will involve more risk than securities in the higher rating categories.

                             GROWTH SUBACCOUNT: This subaccount's investments normally will consist of common stocks and securities convertible into or exchangeable for common stocks, however, it may also make private placement investments (which are normally restricted securities).

                             GOVERNMENT SECURITIES SUBACCOUNT: This subaccount invests primarily in U.S. Government Securities. The subaccount may also invest in fixed-income securities other than U.S. Government securities and may engage in options and financial futures transactions.

NOTES TO COMBINED FINANCIAL STATEMENTS

--------------------------------------------------------------------------------

3    TRANSACTIONS WITH
     AFFILIATES              KILICO provides a death benefit payment upon the
                             death of the Policy Owner under the terms of the death benefit option selected by the Policy Owner as further described in the Policy. KILICO assesses a monthly charge to the subaccounts for the cost of providing this insurance protection to the Policy
                             Owner. These cost of insurance charges vary with the issue age, sex and rate class of the Policy
                             Owner, and are allocated among the subaccounts in the proportion of each subaccount to the Separate
                             Account value. Cost of insurance charges totaled approximately $111,539 and $1,454,886 for the Select and Power V Variable Universal Life products, respectively, for the year ended December
                             31, 1998. Additionally, KILICO assesses a daily charge to the subaccounts for mortality and expense risk assumed by KILICO at an annual rate of .90% of assets.

                             Proceeds payable on the surrender of a Policy are reduced by the amount of any applicable contingent deferred sales charge.

                             A state and local premium tax charge of 2.5% is deducted from each premium payment under the Power V policy prior to allocation of the net premium. This charge is to reimburse KILICO for the payment of state premium taxes. KILICO expects to pay an average state premium tax rate of approximately 2.5% but the accrual premium tax attributable to a Policy may be more or less. Under Section 848 of the Internal Revenue Code (the "Code"), the receipt of premium income by a life insurance company requires the deferral of a portion of the acquisition costs over a maximum of a 120 month period. The effect of Section 848 for KILICO is an acceleration of income recognition over a deferral of the associated deductions for tax purposes; this is referred to as deferred acquisition cost or, the "DAC tax". As compensation for this accelerated liability, a DAC tax charge of 1.00% of each premium dollar is deducted from the premium by KILICO before investment of a policy owner's funds into the Separate Account.

                             Policy loans are also provided for under the terms of the Policy. The minimum amount of the loan is $500 and is limited to 90% of the Policy's investment value, less applicable surrender charges. Interest is assessed against the policy loan under the terms of the Policy. Policy loans are carried in KILICO's general account.

                             Scudder Kemper Investments, Inc., an affiliated company, is the investment manager of the portfolios of the Fund which serve as the underlying investments of the Separate Account.

                             Investors Brokerage Services, Inc., a wholly-owned subsidiary of KILICO, is the principal underwriter for the Separate Account.

--------------------------------------------------------------------------------

4    NET TRANSFERS (TO)
     FROM AFFILIATE OR
     SUBACCOUNTS             Net transfers (to) from affiliate or subaccounts
                             include transfers of all or part of the Policy
                             Owner's interest to or from another subaccount or to the general account of KILICO.

NOTES TO COMBINED FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
5    POLICY OWNERS'
     EQUITY Policy owners' equity at December 31, 1998, is as follows (in thousands, except unit value; differences are due to rounding):

                                                                                                   POLICY
                                                                              NUMBER      UNIT     OWNERS'
                                           SELECT POLICIES                   OF UNITS    VALUE     EQUITY
                                           ---------------                   --------    -----     -------
                             Money Market Subaccount                             193     $1.704    $   330
                             Total Return Subaccount                           1,260      2.839      3,576
                             High Yield Subaccount                               481      2.459      1,181
                             Growth Subaccount                                   762      3.826      2,914
                             Government Securities Subaccount                  2,047      2.136      4,372
                             -----------------------------------------------------------------------------
                                TOTAL SELECT POLICY OWNERS' EQUITY                                 $12,373
                             -----------------------------------------------------------------------------
                                                                                                   POLICY
                                                                              NUMBER      UNIT     OWNERS'
                                           POWER V POLICIES                  OF UNITS    VALUE     EQUITY
                             --------------------------------------------      -----     ------    -------
                             Money Market Subaccount                             578     $1.098    $   636
                             Total Return Subaccount                              27      3.811        103
                             High Yield Subaccount                               106      1.421        151
                             Growth Subaccount                                   121      4.614        557
                             Government Securities Subaccount                     15      1.380         21
                             -----------------------------------------------------------------------------
                                TOTAL POWER V POLICY OWNERS' EQUITY                                $ 1,468
                             -----------------------------------------------------------------------------

Distributed by
Investors Brokerage Services, Inc.





                                Kemper Investors Life Insurance Company
                                1 Kemper Drive
[ZURICH KEMPER LOGO]            Long Grove, IL 60049

Policy Form Series L-5672, L-5454 & L-5797  [LOGO] PRINTED ON RECYCLED PAPER.  L-5759(2/99)1042